Matthews Emerging Markets Sustainable Future FundMarch 31, 2025
Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 99.7%
	Shares	Value
China/Hong Kong: 34.7%
Meituan Class Bb,c,d	710,900	$14,305,064
JD Health International, Inc.[b,c,d]	2,377,500	10,152,175
Legend Biotech Corp. ADR[c]	261,825	8,883,722
Full Truck Alliance Co., Ltd. ADR	686,932	8,772,122
Contemporary Amperex Technology Co., Ltd. A Shares	114,300	3,993,038
Zhihu, Inc. ADR[c]	858,743	3,666,833
Flat Glass Group Co., Ltd. H Shares	2,031,000	2,776,683
Kanzhun, Ltd. ADR[c]	142,050	2,723,098
Lam Research Corp.	33,877	2,462,858
Hong Kong Exchanges & Clearing, Ltd.	48,400	2,153,036
Medlive Technology Co., Ltd.[b,d]	1,266,500	2,138,954
Silergy Corp.	176,000	2,044,377
Centre Testing International Group Co., Ltd. A Shares	1,055,400	1,875,734
Airtac International Group	71,000	1,803,157
Ginlong Technologies Co., Ltd. A Shares	28,400	216,099
Total China/Hong Kong		67,966,950

India: 23.3%
Bandhan Bank, Ltd.[b,d]	8,071,270	13,736,341
Indus Towers, Ltd.[c]	1,897,722	7,379,369
Inox Wind, Ltd.[c]	2,268,269	4,298,675
Phoenix Mills, Ltd.	206,428	3,955,504
Swiggy, Ltd.[c]	976,734	3,773,349
Marico, Ltd.	418,628	3,184,583
Shriram Finance, Ltd.	412,518	3,150,332
Mahindra & Mahindra, Ltd.	98,077	3,044,234
NTPC Green Energy, Ltd.[c]	1,978,172	2,300,930
UNO Minda, Ltd.	83,941	855,458
Total India		45,678,775

Taiwan: 12.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	353,000	9,941,536
Elite Material Co., Ltd.	239,000	4,003,079
M31 Technology Corp.	193,006	3,439,972
Poya International Co., Ltd.	221,948	3,206,284
Andes Technology Corp.[c]	250,000	2,426,954
AURAS Technology Co., Ltd.	97,000	1,599,753
AP Memory Technology Corp.	23,000	176,697
Total Taiwan		24,794,275

Brazil: 7.0%
YDUQS Participacoes SA	2,868,300	5,800,486
B3 SA - Brasil Bolsa Balcao	2,608,600	5,549,580
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	74,400	1,329,864
NU Holdings, Ltd. Class Ac	101,730	1,041,715
Total Brazil		13,721,645

Poland: 2.9%
InPost SAc	227,904	3,344,783
Jeronimo Martins SGPS SA	107,711	2,282,771
Total Poland		5,627,554

South Korea: 2.7%
Eugene Technology Co., Ltd.	128,768	3,401,774

	Shares	Value
Solus Advanced Materials Co., Ltd.	126,440	$667,053
Samsung SDI Co., Ltd.	3,615	467,178
Advanced Nano Products Co., Ltd.	9,608	379,270
Ecopro BM Co., Ltd.[c]	4,987	329,164
Total South Korea		5,244,439

South Africa: 2.7%
Nedbank Group, Ltd.	371,338	5,210,074
Total South Africa		5,210,074

Turkey: 2.5%
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret AS	1,015,302	3,034,004
Akbank TAS	1,379,261	1,899,107
Total Turkey		4,933,111

Romania: 2.0%
Banca Transilvania SA	622,841	3,880,107
Total Romania		3,880,107

Indonesia: 1.8%
PT Bank Rakyat Indonesia Persero Tbk	14,915,800	3,605,626
Total Indonesia		3,605,626

United States: 1.7%
Micron Technology, Inc.	39,542	3,435,804
Total United States		3,435,804

Greece: 1.4%
Piraeus Financial Holdings SA	491,601	2,701,222
Total Greece		2,701,222

Jordan: 1.2%
Hikma Pharmaceuticals PLC	90,003	2,273,663
Total Jordan		2,273,663

Vietnam: 1.1%
Nam Long Investment Corp.	1,593,339	2,142,419
Total Vietnam		2,142,419

Philippines: 0.9%
Security Bank Corp.	1,524,400	1,864,709
Total Philippines		1,864,709

Bangladesh: 0.5%
BRAC Bank PLC	1,571,376	655,330
GrameenPhone, Ltd.	150,471	396,859
Total Bangladesh		1,052,189

Saudi Arabia: 0.4%
Saudi Tadawul Group Holding Co.	16,230	882,191
Total Saudi Arabia		882,191
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Matthews Emerging Markets Sustainable Future FundMarch 31, 2025
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value

Chile: 0.2%
Aguas Andinas SA Class A	1,180,939	$425,618
Total Chile		425,618

TOTAL COMMON EQUITIES		195,440,371
(Cost $189,753,427)
PREFERRED EQUITIES: 1.0%
South Korea: 1.0%
Samsung SDI Co., Ltd., Pfd.	24,048	1,876,582
Total South Korea		1,876,582

TOTAL PREFERRED EQUITIES		1,876,582
(Cost $3,916,793)

Total Investments: 100.7%		197,316,953
(Cost $193,670,220)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (0.7%)		(1,394,040)
Net Assets: 100.0%		$195,922,913

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At
March 31, 2025, the aggregate value is $40,332,534, which is 20.59% of net assets.

c	Non-income producing security.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Pfd.	Preferred
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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